Average Annual Total Returns - NVIT Blueprint Moderate Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 1 Year	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 5 Years	Morningstar® Moderate Target Risk Index (reflects no deduction for fees or expenses) 10 Years
Total	10.77%	8.21%	7.15%	10.69%	8.13%	7.05%	12.79%	9.74%	7.77%